Other investments (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	May 31, 2025
Mac Copper [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of interests acquired				100.00%
Cash price per share				$ 12.25
Proceeds from disposal	$ 49.0
Shares disposed	4
Note receivable [Member]
Disclosure of detailed information about borrowings [line items]
Loan reclassified to investments			$ 12.2
Additional funds advanced		$ 1.6
Net book value of amended note		$ 14.1
Note interest rate		8.00%
Bank credit facility		$ 150.0